Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Accounts receivable	12,050	14,287	2,071
Allowance for credit losses	(2,069)	(2,554)	(370)

	9,981	11,733	1,701

Movements in Allowance for Credit Losses
The movements in the allowance for credit losses were as follows:

	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	928	1,320	2,069	300
Adoption of ASU 2016-13	119	—	—	—
Amounts charged to expenses	455	830	555	80
Amounts written off	(182)	(81)	(70)	(10)

Balance as of December 31	1,320	2,069	2,554	370